Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net Sales	$ 10,085		$ 26,327		$ 5,914
Operating Expenses:
Research and development	202,054	109,350	437,787	291,190	375,220	257,803
General and administrative	472,538	1,082,131	5,251,967	3,052,161	4,327,529	2,873,185
Total operating expenses	(674,592)	(1,191,481)	(5,689,754)	(3,343,351)	(4,702,749)	(3,130,988)
Loss from operations	(664,507)	(1,191,481)	(5,663,427)	(3,343,351)	(4,696,835)	(3,130,988)
Other income (expense)
Other Income / (Expense)	(12,818)	21,920	(25,197)	21,921	20,099	52,898
Change in fair value of derivative liability	340,851		(839,872)		5,900
Financing costs			(171,739)		(643,481)
Interest expense	(58,916)	(205,038)	(321,637)	(375,862)	(555,094)	(340,580)
Interest expense - amortization of debt discount		(81,959)	(747,623)	(174,981)	(418,339)	(398,594)
Debt extinguishment, net	(1,074,602)	(424,331)	(423,028)	(977,201)	(977,203)	(455,975)
Total other expense	(805,485)	(689,408)	(2,529,096)	(1,506,123)	(2,568,118)	(1,142,251)
Loss before income tax provision					(7,264,953)	(4,273,239)
Income tax provision					1,600	866
Net loss	$ (1,469,992)	$ (1,880,889)	$ (8,192,523)	$ (4,849,474)	$ (7,266,553)	$ (4,274,105)
Loss per share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.07)	$ (0.05)
Weighted average number of common shares outstanding - basic and diluted	153,322,179	108,542,493	146,164,472	102,376,462	106,148,101	79,602,170